Stock-Based Compensation Plans (Schedule Of Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 157.36	$ 106.59	$ 70.30
Grant date fair value per share	$ 29.46	$ 21.58	$ 14.79
Number of options granted	422,750	410,800	392,274
Expected term (years)	4 years	4 years 9 months 18 days	4 years 10 months 24 days
Risk free rate of return	1.57%	1.59%	1.39%
Volatility	22.20%	22.60%	24.90%
Dividend yield	0.60%	0.80%	1.10%
Forfeiture rate